THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2021 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.5%

	Shares	Value

COMMUNICATION SERVICES — 4.8%
Comcast, Cl A	252,512	$14,855,281

CONSUMER DISCRETIONARY — 13.2%
Dollar General	33,025	7,682,936
Lowe’s	71,400	13,758,066
Starbucks	66,500	8,075,095
TJX	167,800	11,546,318

		41,062,415

CONSUMER STAPLES — 7.7%
Coca-Cola	84,500	4,819,035
Costco Wholesale	16,000	6,875,520
PepsiCo	78,600	12,336,270

		24,030,825

FINANCIAL SERVICES — 11.7%
BlackRock, Cl A	16,290	14,126,199
Intercontinental Exchange	38,905	4,661,986
JPMorgan Chase	66,805	10,139,663
S&P Global	17,200	7,373,984

		36,301,832

HEALTH CARE — 21.5%
Baxter International	131,900	10,202,465
Becton Dickinson	25,055	6,407,816
CVS Health	156,500	12,889,340
Johnson & Johnson	42,640	7,342,608
Medtronic	76,000	9,979,560
Thermo Fisher Scientific	9,020	4,870,890
UnitedHealth Group	36,635	15,101,680

		66,794,359

INDUSTRIAL — 8.0%
Honeywell International	42,575	9,953,610
Raytheon Technologies	173,455	15,081,912

		25,035,522

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2021 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION SERVICES — 25.7%
Accenture, Cl A	58,390	$18,549,335
Apple	132,170	19,278,316
Mastercard, Cl A	44,910	17,332,566
Microsoft	50,000	14,245,500
Oracle	78,235	6,817,398
Texas Instruments	19,500	3,717,090

		79,940,205

MATERIALS — 6.9%
Air Products & Chemicals	25,070	7,296,122
DuPont de Nemours	100,700	7,557,535
Ecolab	30,300	6,691,149

		21,544,806

TOTAL COMMON STOCK

(Cost $140,247,180)		309,565,245

CASH EQUIVALENT (A) — 0.4%

SEI Daily Income Trust, Government Fund, Cl F, 0.010%

(Cost $1,179,669)	1,179,669	1,179,669

TOTAL INVESTMENTS — 99.9%

(Cost $141,426,849)		$310,744,914

Percentages are based on Net Assets of $310,958,173.

(A)	The rate reported is the 7-day effective yield as of July 31, 2021.

Cl — Class

As of July 31, 2021, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HIM-QH-001-3600

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